Long-Term Debt - Additional Information - Other (Detail) $ in Millions	1 Months Ended
	Jan. 31, 2016 USD ($) Bridge_Loan	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate		1.60%	1.10%
Due January Two Thousand And Twenty One [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Aggregate annual long-term principal repayments, 2016		$ 174.7
Aggregate annual long-term principal repayments, 2017		214.9
Aggregate annual long-term principal repayments, 2018		190.9
Aggregate annual long-term principal repayments, 2019		122.6
Aggregate annual long-term principal repayments, 2020		110.0
Aggregate annual long-term principal repayments, thereafter		$ 353.2
Subsequent Event [Member] | Due January Two Thousand And Twenty One [Member] | Revolving Credit Facilities [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Secured long-term debt facility	$ 894.4
Subsequent Event [Member] | Due January Two Thousand And Twenty One [Member] | Revolving Credit Facilities [Member] | Term Loan [Member] | Bridge Loan [Member]
Debt Instrument [Line Items]
Secured long-term debt facility	$ 894.4
Subsequent Event [Member] | Due January Twenty Nine Two Thousand Sixteen [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number of bridge loan facilities | Bridge_Loan	2